Financial assets and liabilities - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other non-current assets	$ 74,247	$ 71,940
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Other non-current assets	599	587
Publicly-traded and privately-held investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other non-current assets	19	10
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other non-current assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other non-current assets	580	577
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(331)	(488)
Derivative financial instruments | Derivative financial instruments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(331)	(488)
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Other | Other
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	148	147
Other | Other | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	220	216
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	$ (72)	$ (69)